Warrants (Details Textual) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Class of Warrant or Right [Line Items]
Warrants exercised	2,127		791,278	2,254,500
Proceeds from issuance of common stock	$ 1	$ 2	$ 15	$ 248
Warrant [Member]
Class of Warrant or Right [Line Items]
Proceeds from issuance of common stock	$ 851